Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying amounts and fair values of financial assets and financial liabilities	The following tables show the carrying amounts and fair values of financial assets and financial liabilities.

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total

2023
Financial assets measured at fair value
– Trade receivables from provisional copper sales	18.2	—	—	—	18.2	18.2
– Investments	—	65.7	—	—	65.7	65.7
– Asanko redeemable preference shares	—	99.7	—	—	99.7	99.7
Total	18.2	165.4	—	—	183.6	183.6
Financial assets not measured at fair value
– Environmental trust funds	—	—	109.6	—	109.6	109.6
– Trade and other receivables	—	—	73.3	—	73.3	73.3
– Cash and cash equivalents	—	—	648.7	—	648.7	648.7
Total	—	—	831.6	—	831.6	831.6
Financial liabilities measured at fair value
– Windfall Project – contingent consideration[1]	202.5	—	—	—	202.5	202.5
Total	202.5	—	—	—	202.5	202.5
Financial liabilities not measured at fair value
– Borrowings	—	—	—	1,236.5	1,236.5	1,249.9
– Windfall Project – exploration consideration	—	—	—	42.9	42.9	42.9
– Trade and other payables	—	—	—	532.4	532.4	532.4
– Lease liabilities	—	—	—	436.4	436.4	436.4
Total	—	—	—	2,248.2	2,248.2	2,261.6
[1] The Group elected to capitalise fair value movements in the contingent consideration to the equity accounted investee. Refer note 17.
	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total

2022
Financial assets measured at fair value
– Environmental trust funds	2.9	—	—	—	2.9	2.9
– Trade receivables from provisional copper sales	29.6	—	—	—	29.6	29.6
– Investments	—	34.5	—	—	34.5	34.5
– Asanko redeemable preference shares	—	60.3	—	—	60.3	60.3
Total	32.5	94.8	—	—	127.3	127.3
Financial assets not measured at fair value
– Environmental trust funds	—	—	95.9	—	95.9	95.9
– Loan advanced – contractor	—	—	23.4	—	23.4	23.4
– Trade and other receivables	—	—	42.2	—	42.2	42.2
– Cash and cash equivalents	—	—	769.4	—	769.4	769.4
Total	—	—	930.9	—	930.9	930.9
Financial liabilities not measured at fair value
– Borrowings	—	—	—	1,079.3	1,079.3	1,089.6
– Trade and other payables	—	—	—	501.2	501.2	501.2
– Lease liabilities	—	—	—	394.2	394.2	394.2
Total	—	—	—	1,974.7	1,974.7	1,985.0

Summary of assets and liabilities measured at fair value by level within fair value hierarchy	The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2023				2022
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Financial assets measured at fair value
Environmental trust funds	—	—	—	—	2.9	—	2.9	—
Trade receivables from provisional copper sales	18.2	—	18.2	—	29.6	—	29.6	—
Investments – listed	65.7	65.7	—	—	34.5	34.5	—	—
Asanko redeemable preference shares	99.7	—	—	99.7	60.3	—	—	60.3
Financial assets not measured at fair value
Environmental trust funds	109.6	—	109.6	—	95.9	—	95.9	—
Loan advanced – contractor	—	—	—	—	23.4		—	23.4
Financial liabilities measured at fair value
Windfall Project – contingent consideration	202.5	—	—	202.5	—	—	—	—
Financial liabilities not measured at fair value
Borrowings	1,249.9	1,010.5	—	239.4	1,089.6	1,006.1	—	83.5